Schedule of Investments(a)
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.38%
Air Freight & Logistics–3.64%
FedEx Corp.	102,535	$23,899,883
Asset Management & Custody Banks–3.03%
State Street Corp.(b)	279,909	19,884,735
Automobile Manufacturers–1.47%
General Motors Co.(c)	266,054	9,647,118
Building Products–2.74%
Johnson Controls International PLC	334,192	18,016,291
Casinos & Gaming–3.17%
Las Vegas Sands Corp.(b)(c)	553,449	20,859,493
Construction Machinery & Heavy Trucks–3.35%
Wabtec Corp.	235,834	22,043,404
Diversified Banks–8.67%
Bank of America Corp.	716,486	24,224,392
Wells Fargo & Co.	746,706	32,757,992
		56,982,384
Electrical Components & Equipment–4.37%
Eaton Corp. PLC	90,049	13,362,371
Emerson Electric Co.	170,450	15,352,432
		28,714,803
Health Care Distributors–3.46%
Henry Schein, Inc.(c)	288,645	22,753,885
Health Care Equipment–3.20%
Becton, Dickinson and Co.	86,013	21,013,836
Health Care Facilities–2.55%
Universal Health Services, Inc., Class B(b)	149,232	16,784,123
Hotels, Resorts & Cruise Lines–3.12%
Booking Holdings, Inc.(c)	10,587	20,493,150
Household Products–3.12%
Kimberly-Clark Corp.	155,576	20,503,361
Integrated Oil & Gas–4.17%
Exxon Mobil Corp.	282,357	27,368,864
IT Consulting & Other Services–6.63%
Cognizant Technology Solutions Corp., Class A	272,390	18,511,624
DXC Technology Co.(b)(c)	791,885	25,023,566
		43,535,190
Multi-line Insurance–3.23%
American International Group, Inc.	409,414	21,195,363
Oil & Gas Exploration & Production–7.44%
ConocoPhillips	199,935	19,479,667
Shares		Value
Oil & Gas Exploration & Production–(continued)
Marathon Oil Corp.	1,185,900	$29,410,320
		48,889,987
Packaged Foods & Meats–4.09%
Kraft Heinz Co. (The)	729,771	26,877,466
Pharmaceuticals–10.30%
Johnson & Johnson	149,356	26,065,609
Merck & Co., Inc.	306,408	27,374,491
Sanofi, ADR (France)(b)	285,846	14,206,546
		67,646,646
Regional Banks–5.45%
Citizens Financial Group, Inc.	356,522	13,537,140
M&T Bank Corp.(b)	125,563	22,281,155
		35,818,295
Semiconductors–2.58%
NXP Semiconductors N.V. (China)	92,268	16,966,240
Systems Software–1.54%
Microsoft Corp.	36,000	10,106,640
Tobacco–3.06%
Philip Morris International, Inc.	206,633	20,074,396
Total Common Stocks & Other Equity Interests (Cost $558,162,401)		620,075,553
Money Market Funds–5.53%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	12,705,748	12,705,748
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(d)(e)	9,088,633	9,088,633
Invesco Treasury Portfolio, Institutional Class, 1.66%(d)(e)	14,520,855	14,520,855
Total Money Market Funds (Cost $36,313,904)		36,315,236
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $594,476,305)		656,390,789
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.88%
Invesco Private Government Fund, 1.77%(d)(e)(f)	10,825,537	10,825,537
Invesco Private Prime Fund, 1.89%(d)(e)(f)	27,837,095	27,837,095
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,662,632)		38,662,632
TOTAL INVESTMENTS IN SECURITIES–105.79% (Cost $633,138,937)		695,053,421
OTHER ASSETS LESS LIABILITIES—(5.79)%		(38,020,697)
NET ASSETS–100.00%		$657,032,724

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Select Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,241,192	$13,994,105	$(10,529,549)	$-	$-	$12,705,748	$12,531
Invesco Liquid Assets Portfolio, Institutional Class	6,612,347	9,995,790	(7,521,107)	1,284	319	9,088,633	21,491
Invesco Treasury Portfolio, Institutional Class	10,561,363	15,993,262	(12,033,770)	-	-	14,520,855	31,899
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	13,158,376	(2,332,839)	-	-	10,825,537	5,443*
Invesco Private Prime Fund	-	33,831,684	(5,994,587)	-	(2)	27,837,095	15,018*
Total	$26,414,902	$86,973,217	$(38,411,852)	$1,284	$317	$74,977,868	$86,382

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Select Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$620,075,553	$—	$—	$620,075,553
Money Market Funds	36,315,236	38,662,632	—	74,977,868
Total Investments	$656,390,789	$38,662,632	$—	$695,053,421
Invesco Comstock Select Fund